Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee stock options [member] Unit_pure in Thousands	12 Months Ended
	Oct. 31, 2021 $ / shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	10,458	11,792	11,509
Weighted average remaining contractual life, options outstanding	5 years 5 months 19 days
Weighted average exercise price, options outstanding	$ 69.08	$ 66.44	$ 64.35
Number of stock, option exercisable	5,252	7,337
Weighted average exercise price, option exercisable	$ 65.85	$ 61.08
Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	267
Weighted average remaining contractual life, options outstanding	1 month 6 days
Weighted average exercise price, options outstanding	$ 49.93
Number of stock, option exercisable	267
Weighted average exercise price, option exercisable	$ 49.93
Ranges of exercise prices for outstanding share options Two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	2,598
Weighted average remaining contractual life, options outstanding	2 years 3 months 29 days
Weighted average exercise price, options outstanding	$ 60.60
Number of stock, option exercisable	2,598
Weighted average exercise price, option exercisable	$ 60.60
Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	7,593
Weighted average remaining contractual life, options outstanding	6 years 8 months 23 days
Weighted average exercise price, options outstanding	$ 72.66
Number of stock, option exercisable	2,387
Weighted average exercise price, option exercisable	$ 73.35